Shareholder Report, Holdings (Details) - NORTHQUEST CAPITAL FUND INC	Jun. 30, 2024
Holdings [Line Items]
Percent of Total Investments	53.10%
Monolithic Pwr [Member]
Holdings [Line Items]
Percent of Total Investments	7.04%
Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.19%
Arthur Gallagher [Member]
Holdings [Line Items]
Percent of Total Investments	6.03%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.47%
Lam Research [Member]
Holdings [Line Items]
Percent of Total Investments	5.21%
Mastercard [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
Intuit Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Arista Networks [Member]
Holdings [Line Items]
Percent of Total Investments	4.72%
Sherwin Williams [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
S P Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.37%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.38%
Cash Equivalent [Member]
Holdings [Line Items]
Percent of Total Investments	1.43%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	10.73%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	18.93%
Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	16.13%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	37.11%